UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

11330 Olive Blvd., Ste. 230, St. Louis, MO	63141
(Address of principal executive offices)	(Zip code)

J Michael Landis

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	08/31

Date of reporting period:	05/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Sparrow Growth Fund
Schedule of Investments
May 31, 2007
(Unaudited)

Common Stocks - 98.99%	Shares	Value

Accident & Health Insurance - 2.30%
StanCorp Financial Group, Inc.	6,400	$ 325,504

Agricultural Products - Livestock & Animal Specialties - 0.90%
Sadia S.A. (a)	2,500	128,250

Aircraft Engines & Engine Parts - 2.62%
United Technologies Corp.	5,260	371,093

Beverages - 2.02%
PepsiCo, Inc.	4,200	286,986

Book: Publishing or Publishing and Printing - 1.98%
The McGraw-Hill Companies, Inc.	4,000	281,240

Commercial Banks - 2.22%
Allied Irish Banks plc (a)	5,200	314,184

Concrete, Gypsum & Plaster Products - 3.31%
Florida Rock Industries, Inc.	6,900	469,614

Crude Petroleum & Natural Gas - 6.97%
Chesapeake Energy Corp.	8,300	289,338
Occidental Petroleum Corp.	6,600	362,802
XTO Energy, Inc.	5,800	336,458
		988,598

Dental Equipment & Supplies - 1.17%
DENTSPLY International, Inc.	4,600	166,244

Fire, Marine & Casualty Insurance - 2.21%
United Fire & Casualty Co.	8,000	313,200

Food & Kindred Products - 2.27%
Altria Group, Inc.	3,400	241,740
Kraft Foods, Inc. - Class A	2,352	79,592
		321,332

Footwear - 2.42%
Wolverine World Wide, Inc.	11,800	342,554

General Building Contractors - Residential Buildings - 2.54%
Homex Development Corp. (a) (b)	6,000	360,120

General Industrial Machinery & Equipment - 2.31%
Illinois Tool Works, Inc.	6,200	326,864

Hazardous Waste Management - 1.60%
Stericycle, Inc. (b)	2,490	227,013

*See accompanying notes which are an integral part of these financial statements.
Sparrow Growth Fund
Schedule of Investments - continued
May 31, 2007
(Unaudited)

Common Stocks - 98.99% - continued	Shares	Value

Life Insurance - 5.26%
China Life Insurance Company, Ltd. (a) (b)	8,533	$ 395,846
Sun Life Financial, Inc.	7,400	349,576
		745,422

Metalworking Machinery & Equipment - 3.08%
Makita Corp. (a)	10,400	436,384

Motor Vehicles & Passenger Car Bodies - 3.19%
Aktiebolaget Volvo plc (a)	21,500	452,145

National Commercial Banks - 3.93%
Bank of America Corp.	5,600	283,976
Commerce Bancorp, Inc.	7,900	272,708
		556,684

Operative Builders - 2.25%
The Ryland Group, Inc.	6,900	318,780

Personal Credit Institutions - 2.30%
World Acceptance Corp. (b)	7,700	326,326

Petroleum Refining - 2.57%
Royal Dutch Shell plc (a)	4,900	364,070

Public Building and Related Furniture - 1.08%
Johnson Controls, Inc.	1,400	153,580

Retail - Building Materials, Hardware, Garden Supply - 2.33%
Tractor Supply Co. (b)	6,200	329,902

Retail - Department Stores - 2.90%
Sears Holdings Corp. (b)	2,286	411,526

Retail - Drug Stores & Proprietary Stores - 2.26%
Walgreen Co.	7,100	320,423

Retail - Miscellaneous Retail - 5.27%
First Cash Financial Services, Inc. (b)	17,390	433,533
Western Union Co.	14,000	314,300
		747,833
Services - Business Services - 2.36%
CryptoLogic, Ltd.	13,900	334,851

Services - Consumer Credit Reporting, Collection Agencies - 2.80%
Portfolio Recovery Associates, Inc. (b)	6,700	396,640

Ship & Boat Building & Repairing - 2.38%
General Dynamics Corp.	4,200	337,008

*See accompanying notes which are an integral part of these financial statements.

Sparrow Growth Fund
Schedule of Investments - continued
May 31, 2007
(Unaudited)

Common Stocks - 98.99% - continued	Shares	Value

State Commercial Banks - 2.07%
UCBH Holdings, Inc.	15,800	$ 294,038

Sugar and Confectionary Products - 4.57%
The Hershey Co.	5,500	289,905
Wm. Wrigley, Jr. Co.	6,100	357,460
		647,365

Telephone Communications - 5.15%
AT&T Corp.	8,900	367,926
China Mobile, Ltd. (a)	7,800	362,076
		730,002

Textiles & Apparel - 1.86%
NIKE, Inc. - Class B	4,640	263,320

Wholesale - Groceries & Related Products - 2.32%
Sysco Corp.	9,950	329,544

Wholesale - Miscellaneous Durable Goods - 2.22%
RC2 Corp. (b)	7,000	314,580

TOTAL COMMON STOCKS (Cost $10,119,645)		14,033,219

Preferred Stock - 0.43%
Chesapeake Energy Co., 4.50%	600	60,975

TOTAL PREFERRED STOCK (Cost $56,808)		60,975

Money Market Securities - 0.55%
First American Government Obligations Fund - Class Y, 4.86% (c)	77,400	77,400

TOTAL MONEY MARKET (Cost $77,400)		77,400

TOTAL INVESTMENTS (Cost $10,253,853) - 99.97%		$ 14,171,594

Other assets less liabilities - 0.03%		4,110

TOTAL NET ASSETS - 100.00%		$ 14,175,704

(a) American Depositary Receipt.
(b) Non-income producing.
(c) Variable rate security; the money market rate shown represents the rate at May 31, 2007.

Tax Related
Unrealized appreciation		$ 3,917,741
Unrealized depreciation		-
Net unrealized appreciation		$ 3,917,741

Aggregate cost of securities for income tax purposes		$ 10,253,853

*See accompanying notes which are an integral part of these financial statements.

Sparrow Growth Fund

Related Notes to the Schedule of Investments

May 31, 2007

(Unaudited)

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board of Trustees. For example, if trading in a stock is halted and does not resume before the Fund calculates its NAV, the Advisor may need to price the security using the good faith pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair Valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short-term traders.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.

Item 2. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of May 3, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Sparrow Funds

By

*_______/s/ Gerald Sparrow________

Gerald Sparrow, President

Date______7/30/07_______________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*______/s/ Gerald Sparrow____________

Gerald Sparrow, President & Treasurer

Date_____7/30/07_______________________________